SEGMENT INFORMATION - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information concerning principal geographic areas
Revenues	$ 1,464.5	$ 1,423.2	$ 1,397.2	$ 1,381.7	$ 1,472.9	$ 1,360.6	$ 1,284.9	$ 1,356.3	$ 5,666.6	$ 5,474.7	$ 5,013.2
Long-lived assets	5,676.0				5,979.2				5,676.0	5,979.2
Recently Adopted Accounting Standards
Redemption revenue									676.3	935.3	993.6
Cost of operations									2,537.2	2,469.5	2,600.3
Accounting Standards Update ASC 606 | Adjustment
Recently Adopted Accounting Standards
Redemption revenue									(283.4)
Cost of operations									(283.4)
United States
Information concerning principal geographic areas
Revenues									4,621.3	4,192.5	3,692.1
Long-lived assets	4,693.1				4,910.5				4,693.1	4,910.5
Canada
Information concerning principal geographic areas
Revenues									411.3	726.6	691.4
Long-lived assets	261.0				297.0				261.0	297.0
Canada | Accounting Standards Update ASC 606 | Adjustment
Recently Adopted Accounting Standards
Redemption revenue									(283.4)
Cost of operations									(283.4)
Europe, Middle East and Africa
Information concerning principal geographic areas
Revenues									463.2	411.4	471.2
Long-lived assets	698.6				750.2				698.6	750.2
Asia Pacific
Information concerning principal geographic areas
Revenues									122.0	129.2	149.1
Long-lived assets	22.5				20.5				22.5	20.5
Other
Information concerning principal geographic areas
Revenues									48.8	15.0	$ 9.4
Long-lived assets	$ 0.8				$ 1.0				$ 0.8	$ 1.0